LAND USE RIGHTS, NET - Amortization Expense (Details) ¥ in Millions			12 Months Ended
	Jul. 08, 2019 CNY (¥) m²	Mar. 19, 2019 CNY (¥) m² USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights			$ 6,780,000	$ 209,865,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			15,108,000
2022			12,052,000
2023			9,907,000
2024			7,338,000
2025			$ 5,829,000
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Number of land use rights acquired		2
Useful life			50 years
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021			$ 4,195,000
2022			4,195,000
2023			4,195,000
2024			4,195,000
2025			4,195,000
Thereafter			$ 183,878,000
LAND USE RIGHTS | Zhenjiang, Jiangsu
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥		¥ 92
Number of square meters of land use rights acquired | m²		83,025
LAND USE RIGHTS | Beijing
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥	¥ 1,360
Number of square meters of land use rights acquired | m²	28,600